Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation
8.	Stock-Based Compensation

Background. The Health Management Associates, Inc. Amended and Restated 1996 Executive Incentive Compensation Plan (the "EICP") permits the Company to grant stock awards to: (i) employees; (ii) independent directors serving on the Company's Board of Directors; and (iii) non-employed physicians and clinicians who provide the Company with bona fide advisory or consulting services. The Company has granted non-qualified stock options and awarded other stock-based compensation to key employees and directors under the EICP or its predecessor plan; however, no stock awards have been granted to non-employed physicians and clinicians. The Health Management Associates, Inc. 2006 Outside Director Restricted Stock Award Plan (the "2006 Director Plan") provided for annual issuances of restricted stock awards to independent directors; however, only a nominal amount of shares remain available for award under such plan. Accordingly, beginning January 1, 2011, annual deferred stock awards have been granted to independent directors under the EICP.

The Company has approximately 43.4 million shares of common stock authorized for stock-based compensation under all of its plans (12.0 million shares remained available for award at December 31, 2011). The Company's policy is to issue new shares of common stock to satisfy stock option exercises and other stock-based compensation arrangements. If an award granted under a stock-based plan is forfeited, expires, terminates or is otherwise satisfied without delivery of shares of common stock to the plan participant, then the underlying shares will become available again for the benefit of employees, directors and non-employed physicians and clinicians.

General. GAAP requires that the fair value of all share-based payments to employees and directors be measured on their grant date and either recognized as expense in the income statement over the requisite service period or, if appropriate, capitalized and amortized. Compensation expense for the stock-based arrangements described below, which is recorded in salaries and benefits in the consolidated statements of income, was approximately $25.2 million, $18.4 million and $10.9 million during the years ended December 31, 2011, 2010 and 2009, respectively. Substantially all such expense relates to the Company's deferred stock and restricted stock awards. The Company has not capitalized any stock-based compensation amounts. For awards with service-only vesting conditions, stock-based compensation expense is recognized on a straight-line basis over the requisite service period, which is generally aligned with the underlying stock-based award's vesting period. If an award has either a performance or market vesting condition, stock-based compensation expense is recognized ratably from the service inception date to the vesting date for each tranche of the award. For stock-based arrangements with performance conditions as a prerequisite to vesting, compensation expense is not recognized until it is probable that the corresponding performance condition will be achieved. During the years ended December 31, 2011, 2010 and 2009, stock-based compensation expense yielded income tax benefits of $9.7 million, $7.1 million and $3.9 million, respectively, that have been recognized in the consolidated statements of income.

Cash receipts from all stock-based plans during the years ended December 31, 2011, 2010, and 2009 were approximately $14.1 million, $7.5 million and $9.7 million, respectively. Realized income tax benefits, including those pertaining to deferred stock and restricted stock awards for which the Company receives no cash proceeds upon issuance of the underlying common stock, were $11.0 million, $4.8 million and $3.0 million during the years ended December 31, 2011, 2010 and 2009, respectively

Deferred Stock and Restricted Stock Awards. Deferred stock is a right to receive shares of common stock upon fulfillment of specified conditions. Historically, the Company's only deferred stock vesting condition has been continuous employment; however, a component of the 2011 and 2010 deferred stock awards to certain key managers also included a performance criterion based on the Company's operating results. The Company provides deferred stock to its key employees through stock incentive awards that generally vest 20% to 25% per annum or 100% on the fourth grant anniversary date. At the completion of the vesting period, common stock is issued to the grantee.

Restricted stock represents shares of common stock that preserve the indicia of ownership for the holder but are subject to restrictions on transfer and risk of forfeiture until fulfillment of specified conditions. In addition to requiring continuous service as an employee, the annual vesting of senior executive officer restricted stock awards requires the satisfaction of certain predetermined performance objectives that are set by the Compensation Committee of the Board of Directors. The independent directors' restricted stock awards and deferred stock awards under the 2006 Director Plan and the EICP, respectively, vest in four equal installments on January 1 of each year following the grant date, provided that the recipient remains an independent director on such dates or certain other conditions are met.

On March 11, 2008, the Compensation Committee approved and implemented a long-term incentive compensation program for certain senior executive officers (the "LTI Program"), which provides long-term incentive compensation in the form of cash payments and equity awards. Annual targeted incentive compensation awards under the LTI Program are expected to be granted as follows: (i) restricted stock that vests based on service; (ii) restricted stock that vests based on the satisfaction of performance criteria; and (iii) cash based on the satisfaction of the same performance criteria. The predetermined performance criterion that will be reviewed annually for vesting purposes is currently an operational fiscal measure of the Company that is defined in the grant award. Full vesting of awards under the LTI Program also requires continuous employment with the Company over a four-year period, with awards vesting 25% per annum. Based on the service and performance criteria under the LTI Program, approximately 715,000 shares of restricted stock vested after December 31, 2011.

Deferred stock and restricted stock activity for the Company's stock-based compensation plans, inclusive of participants employed at discontinued operations, is summarized in the table below.

	Shares		Weighted Average Grant Date Fair Values
	Deferred Stock	Restricted Stock	Deferred Stock	Restricted Stock
	(in thousands)

Balances at January 1, 2009 (non-vested)	5,008	569	$7.02	$6.25
Granted	135	1,317	5.64	1.76
Vested	(1,792)	(104)	6.46	7.34
Forfeited	(368)	(32)	7.71	5.27

Balances at December 31, 2009 (non-vested)	2,983	1,750	7.03	2.83
Granted	4,544	824	7.39	7.33
Vested	(879)	(480)	7.25	3.31
Forfeited	(432)	—	7.16	—

Balances at December 31, 2010 (non-vested)	6,216	2,094	7.25	4.45
Granted	4,139	505	9.63	9.67
Vested	(1,992)	(653)	7.67	4.33
Forfeited	(1,334)	—	7.95	—

Balances at December 31, 2011 (non-vested)	7,029	1,946	8.38	5.89

Subsequent to December 31, 2011, approximately 2.4 million shares of deferred stock vested upon completion of the requisite service and attainment of the 2011 performance criterion. The Company also granted new restricted stock awards and deferred stock awards to senior executive officers, key managers and independent directors. Underlying those awards were 7.6 million shares of the Company's common stock that will vest 25% per annum if the individual remains an independent director or employee of the Company, subject to, in some circumstances, the satisfactory achievement of the 2012 LTI Program performance criterion.

The aggregate intrinsic values of deferred stock and restricted stock issued during the years ended December 31, 2011, 2010 and 2009 were approximately $25.6 million, $10.1 million and $5.6 million, respectively. The aggregate grant date fair values of deferred stock and restricted stock awards that vested during such years were $18.1 million, $8.0 million and $12.3 million, respectively.

Compensation expense for deferred stock and restricted stock awards is based on the fair value (i.e., market price) of the underlying stock on the date of grant, except for awards with a market condition (i.e., awards that require the attainment of certain predetermined market prices of the Company's common stock as a vesting requirement). For awards with market conditions, management uses valuation methodologies to estimate their fair values. Because such awards have not been used by the Company in recent years, they had a nominal financial impact on the Company's consolidated operating results during the years presented herein. At December 31, 2011, there was approximately $40.5 million of unrecognized compensation cost attributable to non-vested deferred stock and restricted stock awards. Such cost is expected to be recognized over the remaining requisite service period for each award, the weighted average of which is approximately 2.8 years.

Stock Options. All employee stock options have ten year terms and vest 25% on each grant anniversary date over four years of continuous employment with the Company. Stock options granted to the independent members of the Company's Board of Directors have ten year terms and vest 25% on each grant anniversary date, provided that such individual remains an independent director on the vesting dates.

Stock-based compensation expense for stock options is based on the estimated fair values of the stock option awards on the date of grant as determined by the Black-Scholes option pricing model. At December 31, 2011, there was approximately $0.1 million of unrecognized compensation cost attributable to a non-vested employee stock option award that is expected to be recognized over the award's remaining requisite service period of approximately 0.7 years. The aggregate grant date fair value of stock options that vested during each of the years ended December 31, 2011, 2010 and 2009 was $0.2 million. The aggregate intrinsic values of stock options exercised during the years ended December 31, 2011, 2010 and 2009 were $2.8 million, $2.2 million and $2.6 million, respectively.

Stock option activity for the Company's stock-based compensation plans, inclusive of participants employed at discontinued operations, is summarized in the table below.

	Options	Weighted Average Exercise Prices	Weighted Average Remaining Contractual Terms (Years)	Aggregate Intrinsic Values
	(in thousands)			(in thousands)
Outstanding at January 1, 2009	12,977	$8.48
Exercised	(1,632)	5.94
Terminated	(2,795)	7.29

Outstanding at December 31, 2009	8,550	9.38
Exercised	(1,094)	6.82
Terminated	(281)	10.20

Outstanding at December 31, 2010	7,175	9.74
Exercised	(1,563)	9.00
Terminated	(610)	10.59

Outstanding at December 31, 2011 (all are expected to vest)	5,002	$9.87	2.20	$1,310

Exercisable options at December 31, 2011	4,877	$10.01	2.10	$983

Except for 125,000 stock options with an exercise price of $4.75, all of the Company's outstanding stock options at December 31, 2011 in the table below are currently exercisable.

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Terms (Years)
(in thousands)

$4.75	500	6.7
9.22	1,177	1.4
9.91	948	0.4
11.31	2,377	2.4